Contingent Liabilities and Commitments (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Contingent Liabilities and Commitments [Line Items]
Commission income expense	€ 25
Annual royalties	10
Royalties amount	€ 850
Royalty payments, percentage	10.00%
Minimum [Member]
Contingent Liabilities and Commitments [Line Items]
Percentage of net sales	2.00%
Maximum [Member]
Contingent Liabilities and Commitments [Line Items]
Percentage of net sales	3.00%
Phase I Studies [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties amount	€ 50
Phase II Studies [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties amount	100
Phase III Studies [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties amount	200
Regulatory Authority [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties amount	€ 500